S000084098 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	6.65%	[1]
Performance Inception Date		May 01, 2024
ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	4.60%	[1]
Performance Inception Date		May 01, 2024
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	(1.45%)	[1]
Performance Inception Date		May 01, 2024
Class N
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	(1.46%)	[1]
Performance Inception Date		May 01, 2024
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	(2.45%)	[1]
Performance Inception Date		May 01, 2024
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	(1.53%)	[1]
Performance Inception Date		May 01, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	(1.45%)	[1]
Performance Inception Date		May 01, 2024

[1]	Performance shown reflects performance since the inception date of the Fund on May 1, 2024.